Stock-based Compensation (Assumptions Used In Monte Carlo Simulation) (Details) - TSR Performance Restricted Stock/Units [Member]	12 Months Ended
	Aug. 02, 2015	Aug. 03, 2014	Jul. 28, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	0.97%	0.60%	0.30%
Expected dividend yield	2.91%	2.98%	3.26%
Expected volatility	16.20%	15.76%	15.07%
Expected term, years	3 years	3 years	3 years